Share-Based Payments - Calyxt Eqity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 10.21	$ 9.09	$ 4.00
Risk-free interest rate			1.96%
Share entitlement per options	$ 1	$ 1	$ 1
Exercise price			13.29
Grant date share fair value			$ 13.29
Expected volatility			25.00%
Expected term (in years)			6 years 7 months 6 days
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.70%	2.45%
Exercise price	$ 4.05	$ 14.24
Grant date share fair value	$ 4.05	$ 14.24
Expected volatility	52.60%	40.86%
Expected term (in years)	6 years 9 months 18 days	5 years 7 months 6 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.50%	2.89%
Exercise price	$ 15.39	$ 23.39
Grant date share fair value	$ 15.39	$ 23.39
Expected volatility	78.90%	57.22%
Expected term (in years)	10 years	10 years